Summary of Significant Accounting Policies - Schedule of Revenue and Accounts Receivable Concentration (Details) - Customer Concentration Risk	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue
Concentration Risk [Line Items]
Concentration risk percentage	62.00%	63.00%	64.00%	54.00%
Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	14.00%	14.00%	11.00%
Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	9.00%	10.00%	11.00%
Revenue | Customer C
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	8.00%	9.00%	14.00%
Revenue | Customer D
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	13.00%	15.00%	6.00%
Revenue | Customer E
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	19.00%	16.00%	12.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage	67.00%	72.00%	62.00%	55.00%
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	12.00%	15.00%	14.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	7.00%	11.00%	16.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	28.00%	12.00%	10.00%
Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	10.00%	20.00%	10.00%
Accounts Receivable | Customer E
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	15.00%	4.00%	5.00%